INCOME TAX (Changes in Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
INCOME TAX [Abstract]
Balance	$ 472	$ 439
Translations differences related to the current year	(51)	33
Balance	$ 421	$ 472